ZURICH MONEY FUNDS
                             Zurich Money Market Fund
                           Zurich Government Money Fund
                            Zurich Tax-Free Money Fund

                              ZURICH YIELDWISE FUNDS
                            Zurich YieldWise Money Fund
                      Zurich YieldWise Government Money Fund
                       Zurich YieldWise Municipal Money Fund

       Supplement to each Fund's Statement of Additional Information dated
                                December 1, 1999

The following information supplements the disclosure in the "Investment Advisor" section of each Fund's Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


October 30, 2000


                                       4